OTHER LIABILITIES (Details) - Schedule of Other Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 5,181	£ 5,600
The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	2,573	2,792
Settlement balances | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	36	274
Settlement balances | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	11	9
Lease liabilities | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	1,592	1,755
Lease liabilities | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	885	975
Other creditors and accruals | The Group
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	3,553	3,571
Other creditors and accruals | The Bank
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 1,677	£ 1,808